Statements of Cash Flows (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (135,198)	$ (273,987)
Adjustments to reconcile net income (loss):
Amortization	0	0
Unrealized gain on securities	(9,536)	3,616
Changes in assets and liabilities:
(Increase) in other assets	(104,400)	(13,600)
(Increase)decrease in accounts receivable	0	45,500
Increase in accounts payable and accrued expenses	248,713	236,372
Total cash flows from operating activities	(421)	(2,099)
CASH FLOWS FROM INVESTING ACTIVITIES:
Total cash flows from investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions of capital	0	0
Proceeds from Stockholder Loans	330	4,915
Payments to Stockholder Loans	0	(3,000)
Total cash flows from financing activities	330	1,915
Increase in cash and equivalents	(91)	(184)
Cash and cash equivalents at beginning of year	173	357
Cash and cash equivalents at end of year	82	173
CASH PAID DURING THE YEAR FOR:
Interest	0	0
Income taxes	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Unrealized gain (loss) on securities	$ (9,536)	$ 3,616